NOTE 9 - INCOME TAX PROVISION (Details Narrative) (USD $)	12 Months Ended	96 Months Ended
	Dec. 31, 2027	Dec. 31, 2011
Notes to Financial Statements
NOL Carryfoward	$ 9,330,871
Reversal Precentage		$ 5000.00%